UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado
Municipal Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.
December 31, 2016 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 137.99%
Corporate-Backed Revenue Bonds – 4.63%
Public Authority for Colorado
Energy Revenue
6.25% 11/15/28	865,000	$1,042,948
Public Authority of Colorado
Energy Natural Gas
Revenue
Series 2008
6.50% 11/15/38	1,750,000	2,283,313
		3,326,261
Education Revenue Bonds – 24.72%
Colorado Educational &
Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	498,765
5.125% 11/1/49	765,000	753,227
144A 5.25% 7/1/46 #	500,000	502,125
(Academy Charter School
Project)
5.50% 5/1/36 (SGI)	1,720,000	1,724,730
(Alexander Dawson
School-Nevada Project)
5.00% 5/15/29	760,000	862,874
(Charter School - Atlas
Preparatory School) 144A
5.25% 4/1/45 #	700,000	656,901
(Charter School -
Community Leadership
Academy) 7.45% 8/1/48	500,000	574,820
(Charter School - Peak to
Peak Charter)
5.00% 8/15/34	1,000,000	1,073,270
(Improvement - Charter
School - University Lab
School Building) 144A
5.00% 12/15/45 #	500,000	485,835
(Johnson & Wales
University) Series A
5.25% 4/1/37	900,000	998,379
(Liberty Charter School)
Series A 5.00% 1/15/44	1,000,000	1,056,430
(Littleton Charter School
Project)
4.375% 1/15/36 (AGC)	1,200,000	1,200,264
(Loveland Classical
Schools) 144A
5.00% 7/1/36 #	625,000	608,300
(Skyview Charter School)
144A 5.50% 7/1/49 #	750,000	770,250
(Student Housing - Campus
Village Apartments)
5.00% 6/1/23	1,065,000	1,111,775
(Vail Mountain School
Project) 4.00% 5/1/46	590,000	546,712
(Windsor Charter Academy
Project) 144A
5.00% 9/1/46 #	500,000	453,010
Colorado School of Mines
Series B 5.00% 12/1/42	2,500,000	2,749,350
Colorado State Board of
Governors
(University Enterprise
System) Series A
5.00% 3/1/39	10,000	10,610
University of Colorado
Series A 5.00% 6/1/33	1,000,000	1,128,420
		17,766,047
Healthcare Revenue Bonds – 42.95%
Aurora Hospital Revenue
(Children’s Hospital
Association Project)
Series A 5.00% 12/1/40	4,000,000	4,258,040
Colorado Health Facilities
Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	769,313
Series A 5.00% 2/1/41	2,400,000	2,517,240
Series A 5.25% 2/1/33	1,625,000	1,741,301
Series A 5.25% 1/1/45	1,000,000	1,074,400
Series D 6.125% 10/1/28	750,000	804,615
(Christian Living
Community Project)
6.375% 1/1/41	615,000	664,600
(Covenant Retirement
Communities Inc.)
5.00% 12/1/35	1,000,000	1,067,170
Series A 5.75% 12/1/36	1,000,000	1,113,780
(Evangelical Lutheran Good
Samaritan Society)
5.00% 6/1/28	1,250,000	1,346,875
5.50% 6/1/33	2,000,000	2,162,420
5.625% 6/1/43	1,000,000	1,058,650

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities
Authority Revenue
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	500,000	$567,205
(Mental Health Center of
Denver Project) Series A
5.75% 2/1/44	1,500,000	1,647,915
(National Jewish Health
Project) 5.00% 1/1/27	500,000	515,150
(NCMC Project)
4.00% 5/15/32	1,000,000	1,048,610
(Sisters of Charity of
Leavenworth Health
System) Series A
5.00% 1/1/40	4,750,000	5,092,903
(Sunny Vista Living Center)
Series A 144A
6.25% 12/1/50 #	505,000	526,366
(Vail Valley Medical Center
Project) 5.00% 1/15/35	1,250,000	1,374,900
Denver Health & Hospital
Authority Health Care
Revenue
(Recovery Zone Facilities)
5.625% 12/1/40	750,000	803,617
University of Colorado
Hospital Authority Revenue
Series A 6.00% 11/15/29	650,000	718,309
		30,873,379
Lease Revenue Bonds – 7.32%
Aurora Certificates of
Participation
Series A 5.00% 12/1/30	630,000	679,556
Colorado Building Excellent
Schools Today
Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,207,900
Pueblo County Certificates of
Participation
(County Judicial Complex
Project)
5.00% 9/15/42 (AGM)	1,250,000	1,372,637
State of Colorado Department
of Transportation
Certificates of Participation
5.00% 6/15/34	340,000	385,444
Certificates of Participation
5.00% 6/15/36	545,000	613,610
		5,259,147
Local General Obligation Bonds – 12.68%
Adams & Weld Counties
School District No 27J
Brighton
4.00% 12/1/30	700,000	747,628
Adams 12 Five Star Schools
5.00% 12/15/25	250,000	298,853
Arapahoe County School
District No. 1 Englewood
4.00% 12/1/31	500,000	531,215
Beacon Point Metropolitan
District
5.00% 12/1/30 (AGM)	600,000	676,308
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	703,378
Denver International Business
Center
Metropolitan District No. 1
5.00% 12/1/30	650,000	670,469
Eaton Area Park & Recreation
District
5.25% 12/1/34	190,000	192,829
5.50% 12/1/38	245,000	252,264
Garfield Pitkin & Eagle
Counties School District
No. RE-1 Roaring Fork
4.00% 12/15/31	700,000	754,054
Jefferson County School
District No. R-1
5.25% 12/15/24	750,000	910,403
Pueblo County School District
No. 70
5.00% 12/1/31	250,000	280,675
Rangely Hospital District
6.00% 11/1/26	750,000	857,197
Sierra Ridge Metropolitan
District No. 2
Series A 5.50% 12/1/46	500,000	500,135
Weld County School District
No. RE-1
5.00% 12/15/30 (AGM)	500,000	581,725

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Weld County School District
No. RE-3J
5.00% 12/15/34	1,000,000	$1,158,920
		9,116,053
Pre-Refunded/Escrowed to Maturity Bonds – 12.97%
Adams & Arapahoe Counties
Joint School District No.
28J (Aurora)
6.00% 12/1/28-18§	600,000	654,378
Arapahoe County School
District No. 1 Englewood
5.00% 12/1/31-21§	2,500,000	2,872,425
Colorado Health Facilities
Authority Revenue
(Total Long-Term Care)
Series A
6.00% 11/15/30-20§	400,000	461,872
Colorado State Board of
Governors
Series A 5.00% 3/1/39-19§	175,000	188,535
University of Colorado
5.00% 6/1/31-21§	3,085,000	3,511,686
Series A
5.375% 6/1/38-19§	750,000	819,067
Western State College
5.00% 5/15/34-19§	750,000	813,007
		9,320,970
Special Tax Revenue Bonds – 24.08%
Central Platte Valley
Metropolitan District
5.00% 12/1/43	375,000	380,531
Commerce City
5.00% 8/1/44 (AGM)	1,000,000	1,104,760
Denver Convention Center
Hotel Authority Revenue
5.00% 12/1/40	1,340,000	1,427,314
Fountain Urban Renewal
Authority Tax Increment
Revenue
(Academy Highlands
Project) Series A
5.50% 11/1/44	1,405,000	1,446,026
Guam Government Business
Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	457,394
Series A 5.25% 1/1/36	565,000	600,945
Regional Transportation
District Revenue
Series A 5.375% 6/1/31	460,000	504,261
(Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,414,685
(FasTracks Project)
Series A
4.50% 11/1/36 (AGM)	1,500,000	1,531,650
Series A 5.00% 11/1/38	4,085,000	4,484,186
Solaris Metropolitan District
No. 3
(Limited Tax Convertible)
Series A 5.00% 12/1/46	500,000	489,045
Sterling Ranch Community
Authority Board
Series A 5.75% 12/1/45	525,000	494,723
Tallyns Reach Metropolitan
District No. 3
(Limited Tax Convertible)
5.125% 11/1/38	295,000	303,555
Thornton Development
Authority
(East 144th Avenue & I-25
Project)
Series B 4.00% 12/1/37	350,000	351,645
Series B 5.00% 12/1/35	265,000	294,020
Series B 5.00% 12/1/36	440,000	486,895
Virgin Islands Public Finance
Authority
(Matching Fund Senior
Lien)
5.00% 10/1/29 (AGM)	500,000	538,350
		17,309,985
Transportation Revenue Bonds – 7.93%
Colorado High Performance
Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25
Managed Lanes)
5.75% 1/1/44 (AMT)	1,110,000	1,174,025
Denver City & County Airport
System Revenue
Series A 5.25% 11/15/36	750,000	819,795
Series B 5.00% 11/15/28	1,000,000	1,133,230
Series B 5.00% 11/15/37	2,000,000	2,237,940

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
E-470 Public Highway
Authority
Series C 5.25% 9/1/25	310,000	$337,013
		5,702,003
Water & Sewer Revenue Bonds – 0.71%
Castle Rock, Colorado Water
& Sewer Enterprise
Revenue
4.00% 12/1/34	250,000	260,180
Dominion Water & Sanitation
District
6.00% 12/1/46	250,000	248,335
		508,515
Total Municipal Bonds
(cost $94,308,084)		99,182,360

Short-Term Investments – 2.09%
Variable Rate Demand Notes – 2.09%¤
Colorado Educational &
Cultural Facilities Authority
Series C4 (National Jewish
Federation)
0.60% 6/1/37 (U.S. Bank
N. A.)	200,000	200,000
Series D-3 (National Jewish
Federation)
0.60% 12/1/37
(LOC-JPMorgan Chase
Bank N. A.)	1,300,000	1,300,000

Total Short-Term
Investments
(cost $1,500,000)		1,500,000
Total Value of
Securities – 140.08%
(cost $95,808,084)		100,682,360
Liquidation Value of Preferred
Stock – (41.74%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.66%		1,192,283
Net Assets Applicable to
4,837,100 Shares
Outstanding – 100.00%		$71,874,643
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2016, the aggregate value of Rule 144A securities was $4,501,552, which represents 6.26% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Dec. 31, 2016.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.

4 NQ-OV2 [12/16] 2/17 (18636)

Notes

Delaware Investments ® Colorado Municipal Income Fund, Inc.
December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments Colorado Municipal Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$95,808,084
Aggregate unrealized appreciation of investments	$5,345,876
Aggregate unrealized depreciation of investments	(471,600)
Net unrealized appreciation of investments	$4,874,276

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes

December 31, 2016 (Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 2
Municipal Bonds	$99,182,360
Short-Term Investments	1,500,000
Total Value of Securities	$100,682,360

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: